May 5, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 169 to the Registration Statement on Form N-1A (File Nos. 811-07953 and 333-17217) – Request for Selective Review

Ladies and Gentlemen:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 169 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”). The primary purpose of this filing is to add 11 new series to the Trust:

EQ/Aggressive Allocation Portfolio

EQ/Conservative Allocation Portfolio

EQ/Conservative-Plus Allocation Portfolio

EQ/Moderate Allocation Portfolio

EQ/Moderate-Plus Allocation Portfolio

(each, a “New EQ Allocation Portfolio”)

Target 2015 Allocation Portfolio

Target 2025 Allocation Portfolio

Target 2035 Allocation Portfolio

Target 2045 Allocation Portfolio

Target 2055 Allocation Portfolio

(each, a “New Target Allocation Portfolio”)

EQ/Core Plus Bond Portfolio

(the “New EQ/Core Plus Bond Portfolio” and together with the New EQ Allocation Portfolios and the New Target Allocation Portfolios, the “New Portfolios”)

The New EQ/Core Plus Bond Portfolio and each New EQ Allocation Portfolio will have three classes of shares (i.e., Class IA, Class IB and Class K), and each New Target Allocation Portfolio will have two classes of shares (i.e., Class IB and Class K). The filing is not intended to affect the prospectus or statement of additional information (“SAI”) of any class of any previously registered series (or class of such series)

K&L GATES LLP

1601 K STREET NW WASHINGTON DC 20006

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U.S. Securities and Exchange Commission

May 5, 2023

of the Trust. The filing includes a prospectus and SAI for the New EQ Allocation Portfolios and the New Target Allocation Portfolios (the “New Allocation Prospectus” and the “New Allocation SAI,” respectively) and a prospectus and SAI for the New EQ/Core Plus Bond Portfolio (the “New Bond Prospectus” and the “New Bond SAI,” respectively).

Please note that the New Portfolios are being established in connection with a series of proposed “shell” reorganizations under which each of the 11 series of EQ Premier VIP Trust (also known as EQ/Aggressive Allocation Portfolio, EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio and EQ/Moderate-Plus Allocation Portfolio (each, a “VIP EQ Allocation Portfolio”), Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (each, a “VIP Target Allocation Portfolio”), and EQ/Core Plus Bond Portfolio (the “VIP EQ/Core Plus Bond Portfolio” and together with the VIP EQ Allocation Portfolios and the VIP Target Allocation Portfolios, the “VIP Portfolios”)) will be reorganized into the corresponding newly-created New Portfolio (the “Reorganizations”).

Acquired Portfolio/Class of Shares	Acquiring Portfolio/Class of Shares
VIP EQ/Aggressive Allocation Portfolio/Class A	New EQ/Aggressive Allocation Portfolio/Class IA
VIP EQ/Aggressive Allocation Portfolio/Class B	New EQ/Aggressive Allocation Portfolio/Class IB
VIP EQ/Aggressive Allocation Portfolio/Class K	New EQ/Aggressive Allocation Portfolio/Class K
VIP EQ/Conservative Allocation Portfolio/Class A	New EQ/Conservative Allocation Portfolio/Class IA
VIP EQ/Conservative Allocation Portfolio/Class B	New EQ/Conservative Allocation Portfolio/Class IB
VIP EQ/Conservative Allocation Portfolio/Class K	New EQ/Conservative Allocation Portfolio/Class K
VIP EQ/Conservative-Plus Allocation Portfolio/Class A	New EQ/Conservative-Plus Allocation Portfolio/Class IA
VIP EQ/Conservative-Plus Allocation Portfolio/Class B	New EQ/Conservative-Plus Allocation Portfolio/Class IB
VIP EQ/Conservative-Plus Allocation Portfolio/Class K	New EQ/Conservative-Plus Allocation Portfolio/Class K
VIP EQ/Moderate Allocation Portfolio/Class A	New EQ/Moderate Allocation Portfolio/Class IA
VIP EQ/Moderate Allocation Portfolio/Class B	New EQ/Moderate Allocation Portfolio/Class IB
VIP EQ/Moderate Allocation Portfolio/Class K	New EQ/Moderate Allocation Portfolio/Class K
VIP EQ/Moderate-Plus Allocation Portfolio/Class A	New EQ/Moderate-Plus Allocation Portfolio/Class IA
VIP EQ/Moderate-Plus Allocation Portfolio/Class B	New EQ/Moderate-Plus Allocation Portfolio/Class IB
VIP EQ/Moderate-Plus Allocation Portfolio/Class K	New EQ/Moderate-Plus Allocation Portfolio/Class K
VIP Target 2015 Allocation Portfolio/Class B	New Target 2015 Allocation Portfolio/Class IB
VIP Target 2015 Allocation Portfolio/Class K	New Target 2015 Allocation Portfolio/Class K
VIP Target 2025 Allocation Portfolio/Class B	New Target 2025 Allocation Portfolio/Class IB
VIP Target 2025 Allocation Portfolio/Class K	New Target 2025 Allocation Portfolio/Class K
VIP Target 2035 Allocation Portfolio/Class B	New Target 2035 Allocation Portfolio/Class IB
VIP Target 2035 Allocation Portfolio/Class K	New Target 2035 Allocation Portfolio/Class K
VIP Target 2045 Allocation Portfolio/Class B	New Target 2045 Allocation Portfolio/Class IB
VIP Target 2045 Allocation Portfolio/Class K	New Target 2045 Allocation Portfolio/Class K
VIP Target 2055 Allocation Portfolio/Class B	New Target 2055 Allocation Portfolio/Class IB
VIP Target 2055 Allocation Portfolio/Class K	New Target 2055 Allocation Portfolio/Class K
VIP EQ/Core Plus Bond Portfolio/Class A	New EQ/Core Plus Bond Portfolio/Class IA
VIP EQ/ Core Plus Bond Portfolio/Class B	New EQ/Core Plus Bond Portfolio/Class IB
VIP EQ/ Core Plus Bond Portfolio/Class K	New EQ/Core Plus Bond Portfolio/Class K

U.S. Securities and Exchange Commission

May 5, 2023

Each New Portfolio has substantially identical investment objectives, policies and risks as the corresponding VIP Portfolio and will assume the operating and performance history of the corresponding VIP Portfolio. Accordingly, the description of the New Portfolios included in the Post-Effective Amendment includes financial, performance and other information of the corresponding VIP Portfolios assuming the Reorganizations occur. The Trust anticipates filing in the near future a Registration Statement on Form N-14 in connection with the proposed Reorganizations. If approved by shareholders, it is anticipated that the Reorganizations will occur in early to mid November 2023.

The Post-Effective Amendment also is being filed to make clarifying, updating and stylistic changes to the Trust’s Registration Statement on Form N-1A.

Request for Selective Review:

New Allocation Prospectus

The form of the disclosure included in the Post-Effective Amendment in the New Allocation Prospectus does not differ significantly from the corresponding disclosure in the Prospectus for the VIP EQ Allocation Portfolios and the VIP Target Allocation Portfolios contained in EQ Premier VIP Trust’s currently effective Registration Statement and previously reviewed by the Staff in the following post-effective amendment to EQ Premier VIP Trust’s Registration Statement filed pursuant to Rule 485(a):

•

Post-Effective Amendment No. 56 to EQ Premier VIP Trust’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class A, Class B, and Class K shares, as applicable, of the VIP EQ Allocation Portfolios and the VIP Target Allocation Portfolios (Accession No. 0001193125-17-025834) (January 31, 2017).

In addition, the form of the disclosure included in the Post-Effective Amendment in the New Allocation Prospectus section “Conflicts of Interest” does not differ significantly from the corresponding disclosure in the Prospectus for the previously registered series of the Trust known as the Strategic Allocation Series Portfolios contained in EQ Advisors Trust’s currently effective Registration Statement and previously reviewed by the Staff in the following post-effective amendment to EQ Advisors Trust’s Registration Statement filed pursuant to Rule 485(a):

•

Post-Effective Amendment No. 140 to EQ Advisor Trust’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class IA, Class IB, and Class K shares, as applicable, of the previously registered series of the Trust known as the Strategic Allocation Series Portfolios (Accession No. 0001193125-19-031990) (February 8, 2019).

New Allocation SAI

The form of the disclosure included in the Post-Effective Amendment in the New Allocation SAI sections “Trust Investment Policies,” “Investment Strategies and Risks,” “Investment Management and Other Services,” “Brokerage Allocation and Other Strategies,” “Proxy Voting Policies and Procedures,” “Purchase, Redemption and Pricing of Shares,” “Taxation” and “Other Services” and New Allocation SAI Appendices A, B, C, and D does not differ significantly from the corresponding disclosure in the SAI for the VIP EQ Allocation Portfolios and the VIP Target Allocation Portfolios contained in EQ Premier VIP Trust’s currently effective Registration Statement and previously reviewed by the Staff in the following post-effective amendment to EQ Premier VIP Trust’s Registration Statement filed pursuant to Rule 485(a):

U.S. Securities and Exchange Commission

May 5, 2023

•

Post-Effective Amendment No. 56 to EQ Premier VIP Trust’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class A, Class B, and Class K shares, as applicable, of the VIP EQ Allocation Portfolios and the VIP Target Allocation Portfolios (Accession No. 0001193125-17-025834) (January 31, 2017).

In addition, the form of the disclosure included in the Post-Effective Amendment in the New Allocation SAI sections “Description of the Trust,” “Portfolio Holdings Disclosure Policy,” “Management of the Trust,” “Conflicts of Interest” and “Other Information” does not differ significantly from the corresponding disclosure in the SAI for the previously registered series of the Trust contained in EQ Advisors Trust’s currently effective Registration Statement and previously reviewed by the Staff in the following post-effective amendment to EQ Advisors Trust’s Registration Statement filed pursuant to Rule 485(a):

•

Post-Effective Amendment No. 164 to EQ Advisors Trust’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class IA, Class IB, and Class K shares of previously registered series of the Trust (Accession No. 0001193125-23-025387) (February 6, 2023).

New Bond Prospectus

The form of the disclosure included in the Post-Effective Amendment in the New Bond Prospectus does not differ significantly from the corresponding disclosure in the Prospectus for the VIP EQ/Core Plus Bond Portfolio contained in EQ Premier VIP Trust’s currently effective Registration Statement and previously reviewed by the Staff in the following post-effective amendment to EQ Premier VIP Trust’s Registration Statement filed pursuant to Rule 485(a):

•

Post-Effective Amendment No. 64 to EQ Premier VIP Trust’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class A, Class B, and Class K shares of the VIP EQ/Core Plus Bond Portfolio (Accession No. 0001193125-20-027984) (February 7, 2020).

New Bond SAI

The form of the disclosure included in the Post-Effective Amendment in the New Bond SAI sections “Trust Investment Policies,” “Investment Strategies and Risks,” “Investment Management and Other Services,” “Brokerage Allocation and Other Strategies,” “Proxy Voting Policies and Procedures,” “Purchase, Redemption and Pricing of Shares” and “Taxation,” and New Bond SAI Appendices A, B, C, and D does not differ significantly from the corresponding disclosure in the SAI for the VIP EQ/Core Plus Bond Portfolio contained in EQ Premier VIP Trust’s currently effective Registration Statement and previously reviewed by the Staff in the following post-effective amendment to EQ Premier VIP Trust’s Registration Statement filed pursuant to Rule 485(a):

•

Post-Effective Amendment No. 64 to EQ Premier VIP Trust’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class A, Class B, and Class K shares of the VIP EQ/Core Plus Bond Portfolio (Accession No. 0001193125-20-027984) (February 7, 2020).

In addition, the form of the disclosure included in the Post-Effective Amendment in the New Bond SAI sections “Description of the Trust,” “Portfolio Holdings Disclosure Policy,” “Management of the Trust,” “Conflicts of Interest” and “Other Information” does not differ significantly from the corresponding

U.S. Securities and Exchange Commission

May 5, 2023

disclosure in the SAI for the previously registered series of the Trust contained in EQ Advisors Trust’s currently effective Registration Statement and previously reviewed by the Staff in the following post-effective amendment to EQ Advisors Trust’s Registration Statement filed pursuant to Rule 485(a):

•

Post-Effective Amendment No. 164 to EQ Advisors Trust’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class IA, Class IB, and Class K shares of previously registered series of the Trust (Accession No. 0001193125-23-025387) (February 6, 2023).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing the Post-Effective Amendment.

The Post-Effective Amendment is scheduled to become effective on July 19, 2023, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We would appreciate receiving any comments by June 19, 2023. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain exhibits and additional information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague Fatima Sulaiman at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosure

cc:	Shane Daly, Esq.

Maureen Kane, Esq.

Kristina Magolis, Esq.

Equitable Investment Management Group, LLC

Fatima Sulaiman, Esq.

K&L Gates LLP